Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 50,836	$ 36,383
Production costs	(17,897)	(18,460)
Depreciation and amortization	(2,873)	(2,656)
Royalties	(3,081)	(1,817)
Gross profit	26,985	13,450
Other income	593	212
Administrative expenses	(13,747)	(15,706)
Change in fair value of earnout liability	(8,526)	56,832
Change in fair value of derivative liability (warrants)	(2,749)	3,437
Listing expense		(65,381)
Allowance for credit losses		(12)
Impairment	(25)	(185)
Foreign exchange loss	(346)	(50)
Operating profit/(loss) before interest and taxation	2,185	(7,403)
Finance cost	(938)	(828)
Interest income	7	8
Related party credit loss		(3)
Profit/(loss) before taxation	1,254	(8,226)
Income tax expense	(6,085)	(3,673)
Loss for the period	(4,831)	(11,899)
Other comprehensive income
Total comprehensive loss	$ (4,831)	$ (11,899)
Loss per share
Basic loss per share (in Dollars per share)	$ (0.09)	$ (0.24)
Diluted loss per share (in Dollars per share)	$ (0.09)	$ (0.24)